Financial Information by Segments (Details) - Schedule of information on products - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	$ 55,620,356	$ 35,869,314	$ 34,171,201
Light structural [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	2,600,484	1,529,216	1,396,632
Structural [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	5,342,228	3,677,441	3,304,178
Bars [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	4,456,151	2,061,053	2,220,264
Rebar [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	19,625,066	14,081,399	12,370,490
Flat rebar [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	3,376,554	1,851,960	1,833,576
Hot rolled bars [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	11,413,275	7,548,939	8,226,613
Cold drawn bars [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	3,213,061	2,139,938	3,102,544
Others [Member]
Financial Information by Segments (Details) - Schedule of information on products [Line Items]
Products	$ 5,593,537	$ 2,979,368	$ 1,716,904